Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	24.48	21.17
Volatility of rates	20.83%	8.92%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.90	0.85
Volatility of rates	9.09%	7.35%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,335.11	1,297.02
Volatility of rates	8.74%	6.17%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.23	1.12
Volatility of rates	7.75%	4.69%
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.36	1.32
Volatility of rates	10.79%	8.08%
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	84.14	59.89
Volatility of rates	11.40%	23.94%
US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	5.20	4.03
Volatility of rates	20.51%	12.23%
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		1.42
Volatility of rates		6.70%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	6.54	6.96
Volatility of rates	4.34%	4.86%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3,438.52	3,272.63
Volatility of rates	15.41%	10.31%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.81	0.89
Volatility of rates	7.75%	4.69%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	19.95	18.85
Volatility of rates	18.83%	8.48%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	397.72	362.59
Volatility of rates	13.20%	3.31%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3.62	3.32
Volatility of rates	6.95%	4.50%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	14.69	14.04
Volatility of rates	16.99%	12.74%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,088.02	1,154.55
Volatility of rates	8.07%	7.78%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	2,321.74	2,300.14
Volatility of rates	5.02%	4.94%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	21.16	14.02
Volatility of rates	12.89%	19.85%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	19.38	19.28
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.82	0.79
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,218.41	1,216.94
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.13	1.07
Bottom of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.22	1.21
Bottom of range [member] | US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	74.55	45.55
Bottom of range [member] | US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4.13	3.54
Bottom of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		1.33
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.25	6.62
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,908.55	2,935.33
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.75	0.85
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	16.19	17.25
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	345.23	350.58
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.37	3.17
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	12.19	12.26
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,000.21	1,064.67
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,205.30	2,186.57
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	18.44	11.24
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	29.58	23.06
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.98	0.91
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,451.81	1,377.1
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.32	1.18
Top of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.51	1.43
Top of range [member] | US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	93.73	74.23
Top of range [member] | US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.26	4.52
Top of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		1.52
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.82	7.30
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3,968.50	3,609.92
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.88	0.93
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	23.71	20.44
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	450.21	374.60
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.87	3.47
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	17.18	15.83
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,175.84	1,244.42
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,438.18	2,413.71
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	23.89	16.81